UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      FBR & CO.

Address:   1001 Nineteenth Street, North
           Suite 1100
           Arlington VA 22209


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert J. Kiernan
Title:  Sr. Vice President, Controller and Chief Acctg Officer
Phone:  703-312-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Robert J. Kiernan              Arlington, VA                      2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $       73,986
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

2     028-14034             FBR Capital Markets & Co
----  --------------------  ----------------------------------------------------
3     028-14017             FBR Capital Markets PT, Inc
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ---------
ACCURAY INC DEL                  NOTE 3.750%    004397AB1    3,023 3,021,000 PRN      DEFINED    2                0      0 3,021,000
                                 8/0
Air Lease Corporation (AL)       CL A           00912X902      104     5,005 SH       DEFINED    3            5,005      0         0
BROOKDALE SR LIVING INC          COM            112463104      995    39,300 SH       DEFINED    2           39,300      0         0
CADENCE DESIGN SYS INC           NOTE 2.625%    127387AJ7    1,836 1,000,000 PRN      DEFINED    2                0      0 1,000,000
                                 6/0
Capital Bank Financial Corp      COM CL A COM   139794101    4,439   248,529 SH       DEFINED    3          248,529      0         0
CHEMED CORP NEW                  NOTE 1.875%    16359RAC7      333   320,000 PRN      DEFINED    2                0      0   320,000
                                 5/1
CIENA CORPORATION                COM NEW        171779309      545    34,700 SH       DEFINED    2           34,700      0         0
COVENTRY HEALTH CARE INC         COM            222862104    1,569    35,000 SH       DEFINED    2           35,000      0         0
CUBIST PHARMACEUTICALS INC       NOTE           229678AD9    2,353 1,500,000 PRN      DEFINED    2                0      0 1,500,000
                                 2.500%11/0
EXTERRAN HLDGS INC               NOTE 4.250%    30225XAA1    1,011   883,000 PRN      DEFINED    2                0      0   883,000
                                 6/1
HUDSON CITY BANCORP INC          COM            443683107      407    50,000 SH       DEFINED    2           50,000      0         0
Institutional Financial          COM            45779L107       35    32,000 SH       DEFINED    3           32,000      0         0
Markets, Inc. (IFMI)
JAKKS PAC INC                    NOTE           47012EAD8      266   250,000 PRN      DEFINED    2                0      0   250,000
                                 4.500%11/0
KKR FINL HLDGS LLC               NOTE 7.500%    48248AAD0    2,154 1,407,000 PRN      DEFINED    2                0      0 1,407,000
                                 1/1
MASTEC INC                       NOTE 4.000%    576323AL3    2,258 1,375,000 PRN      DEFINED    2                0      0 1,375,000
                                 6/1
MEDIVATION INC                   COM            58501N101      701    13,700 SH       DEFINED    2           13,700      0         0
MEDTRONIC INC                    COM            585055106      205     5,000 SH       DEFINED    2            5,000      0         0
NBH HOLDINGS CORP                CL A           633707104        8       400 SH       DEFINED    2              400      0         0
NBH HOLDINGS CORP                CL A           633707104   19,864 1,049,900 SH       DEFINED    3        1,049,900      0         0
NBH HOLDINGS CORP                CL A           633707104    1,178    62,022 SH       DEFINED    2           62,022      0         0
NBH HOLDINGS CORP                CL A           633707104      654    34,416 SH       DEFINED    2           34,416      0         0
PHH CORP                         NOTE 4.000%    693320AN3    1,677 1,500,000 PRN      DEFINED    2                0      0 1,500,000
                                 9/0
PHH CORPORATION                  NOTE 6.000%    693320AQ6    3,963 2,000,000 PRN      DEFINED    2                0      0 2,000,000
                                 6/1
PIKE ELEC CORP                   COM            721283109        9       916 SH       DEFINED    2              916      0         0
PUT  MDT    01/19/13    40       PUT            585055956        2        50     PUT  DEFINED    2                0      0        50
PUT  SBUX   01/19/13    50       PUT            855244959        2        76     PUT  DEFINED    2                0      0        76
PUT  SPX    03/16/13   900       PUT            78462F953        3       102     PUT  DEFINED    2                0      0       102
PUT  SYY    02/16/13    30       PUT            871829957        9       300     PUT  DEFINED    2                0      0       300
PUT  WDC    01/19/13    36       PUT            958102955        4       300     PUT  DEFINED    2                0      0       300
RTI INTERNATIONAL METALS INC     COM            74973W107      135     4,900 SH       DEFINED    2            4,900      0         0
STARBUCKS CORP                   COM            855244109      408     7,600 SH       DEFINED    2            7,600      0         0
STEWART INFORMATION SVCS CORP    NOTE           860372AB7    4,218 2,033,000 PRN      DEFINED    2                0      0 2,033,000
                                 6.000%10/1
SYSCO CORP                       COM            871829107      950    30,000 SH       DEFINED    2           30,000      0         0
THERAVANCE INC                   COM            88338T104       10       450 SH       DEFINED    2              450      0         0
WALTER INVESTMENT MANAGEMENT     NOTE 4.50%     93317WAA0    4,223 4,000,000 PRN      DEFINED    2                0      0 4,000,000
                                 11/0
WESCO INTL INC                   DBCV 6.000%    95082PAH8   13,160 5,312,000 PRN      DEFINED    2                0      0 5,312,000
                                 9/1
WESTERN DIGITAL CORP             COM            958102105    1,275    30,000 SH       DEFINED    2           30,000      0         0
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